Earnings per Share - Summary of Detailed Information About Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Consolidated net income / (loss) for the period	€ (93,528)	€ (73,782)	€ (45,477)
Weighted average number of ordinary shares used in calculating basic earnings per share	6,043,142	5,435,839	4,250,134
Weighted average number of ordinary shares used in calculating diluted earnings per share	6,043,142	5,435,839	4,250,134
Basic earnings (loss) per share	€ (15.48)	€ (13.57)	€ (10.7)
Diluted earnings (loss) per share	€ (15.48)	€ (13.57)	€ (10.7)